Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule Of Revenue By Activity
Revenue Disaggregation Analysis by Activity

	Six months ended June 30,
$000s	2023	2022
Seajacks business:
Time charter revenue	$43,563	$41,606
Service revenue	6,764	32,651
Project revenue	—	1,982
Construction supervision revenue	2,338	7,291
Total Seajacks revenue	52,665	83,530
Other	—	190
Total revenues	$52,665	$83,720

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Disaggregation of Seajacks Revenue

The following table disaggregates the Company’s revenue geographically, as it believes it best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Six months ended June 30,
Geographical analysis:	2023	2022
Asia:
Japan	$139	21,838
Taiwan	7,918	47,416
Total Asia	8,057	69,254
Europe:
France	24,114	—
Germany	—	4,966
Netherlands	11,045	5,328
UK	7,111	2,000
Total Europe	42,270	12,294
USA	2,338	1,982
All Other	—	190
Total Revenue	$52,665	$83,720